Note B - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
EBP 221935537 001 [Member]
Notes Tables
EBP, Investment, Fair Value and NAV [Table Text Block]
	Fair Value Measurements Using Input Type
	Total Fair Value as of December 31, 2025	Level 1	Level 2	Level 3
Common Stock Fund	$9,229,485	$9,229,485	$-	$-
Total Mutual Funds	103,332,363	103,332,363	-	-
CCT’s measured at NAV	51,697,165
Total investments measured at fair value	$164,259,013	$112,561,848	$-	$-
	Fair Value Measurements Using Input Type
	Total Fair Value as of December 31, 2024	Level 1	Level 2	Level 3
Common Stock Fund	$17,992,176	$17,992,176	$-	$-
Total Mutual Funds	140,241,910	140,241,910	-	-
CCT’s measured at NAV	-	-	-	-
Total investments measured at fair value	$158,234,086	$158,234,086	$-	$-